Commitments and Contingencies - Additional Information (Detail) - Dec. 31, 2022	CNY (¥)	USD ($)
Commitment and Contingencies [Line Items]
Total capital commitments contracted but not yet reflected in financial statements	¥ 770,000	$ 111,640